Business Combination (Details) - Schedule of modification, the total consideration comprised - AutoLotto, Inc. [Member]	Dec. 31, 2020 USD ($)
Business Combination (Details) - Schedule of modification, the total consideration comprised [Line Items]
Total consideration to majority members per modification agreement	$ 10,295,088
Cash consideration to minority members per purchase agreement	2,119,547
Implied value of digital securities options for minority members	3,176,214
Total purchase price	$ 15,590,849